united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	COMMON STOCK - 10.8%
	AGRICULTURE - 4.9%
5,500	Altria Group, Inc.	$ 379,280

	COMPUTERS - 3.6%
2,900	Apple, Inc.	277,240

	INSURANCE - 1.1%
600	Berkshire Hathaway, Inc. *	86,874

	MEDIA - 1.2%
900	Walt Disney Co.	88,038

	TOTAL COMMON STOCK (Cost - $791,188)	831,432

	EXCHANGE TRADED FUNDS - 83.2%
	COMMODITY FUND - 1.2%
700	SPDR Gold Shares *	88,564

	DEBT FUNDS - 19.5%
950	iShares 20+ Year Treasury Bond ETF	131,955
1,935	iShares Core U.S. Aggregate Bond ETF	217,823
1,500	iShares iBoxx $ High Yield Corporate Bond ETF	127,035
500	iShares JP Morgan USD Emerging Markets Bond ETF	57,575
5,000	iShares US Preferred Stock ETF	199,450
1,510	PIMCO Total Return Active Exchange-Traded Fund	162,129
3,300	SPDR Barclays High Yield Bond ETF	117,810
4,800	SPDR Barclays Short Term High Yield Bond ETF	129,552
3,400	SPDR Doubleline Total Return Tactical ETF	169,728
4,800	VanEck Vectors Fallen Angel High Yield Bond ETF	133,680
1,000	Vanguard Total International Bond ETF	55,700
		1,502,437
	EQUITY FUNDS - 62.5%
3,070	Consumer Discretionary Select Sector SPDR Fund	239,613
2,800	Consumer Staples Select Sector SPDR Fund	154,420
6,300	Industrial Select Sector SPDR Fund	352,548
17,200	iShares Mortgage Real Estate Capped ETF	176,472
12,800	iShares MSCI Emerging Markets ETF	439,808
1,700	iShares Russell Mid-Cap Growth ETF	159,086
1,000	iShares S&P Mid-Cap 400 Growth ETF	169,110
1,400	Powershares QQQ Trust Series 1	150,556
4,400	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	120,912
9,000	PowerShares S&P 500 High Dividend Low Volatility Portfolio	344,250
1,200	PowerShares S&P 500 Low Volatility Portfolio	51,348
8,100	Schwab US Dividend Equity ETF	335,664
1,200	SPDR Dow Jones Industrial Average ETF Trust	214,896
2,500	SPDR S&P Dividend ETF	209,800
1,000	SPDR S&P500 ETF Trust	209,530
25	Technology Select Sector SPDR Fund	1,084
3,700	VanEck Vectors Gold Miners ETF	102,490
1,500	Vanguard Consumer Staples ETF	211,815
4,000	Vanguard Dividend Appreciation ETF	333,000
2,500	Vanguard Telecommunications Services ETF	246,000
2,500	Vanguard Utilities ETF	286,250
10,000	WisdomTree U.S. Quality Dividend Growth Fund	315,800
		4,824,452

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,140,402)	6,415,453

	OPEN ENDED FUND - 0.1%
	EQUITY FUND - 0.1%
145	T Rowe Price Blue Chip Growth Fund, Inc. - Retail Class (Cost - $10,000)	9,870

	TOTAL INVESTMENTS - 94.1% (Cost $6,941,590) (a)	$ 7,256,755
	OTHER ASSETS LESS LIABILITIES - 5.9%	455,682
	NET ASSETS - 100.0%	$ 7,712,437

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
*	Non income producing.
ETF	Exchange Traded Funds.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$6,941,590 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 322,169
	Unrealized Depreciation:	(7,004)
	Net Unrealized Appreciation:	$ 315,165

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	COMMON STOCK - 12.4%
	AGRICULTURE - 4.5%
2,500	Altria Group, Inc.	$ 172,400

	COMPUTERS - 2.7%
1,100	Apple, Inc.	105,160

	INSURANCE - 2.6%
700	Berkshire Hathaway, Inc. *	101,353

	MEDIA - 2.6%
1,000	Walt Disney Co.	97,820

	TOTAL COMMON STOCK (Cost - $461,086)	476,733

	EXCHANGE TRADED FUNDS - 77.7%
	COMMODITY FUND - 4.0%
1,200	SPDR Gold Shares *	151,824

	DEBT FUNDS - 16.8%
350	iShares 20+ Year Treasury Bond ETF	48,615
200	iShares Core U.S. Aggregate Bond ETF	22,514
600	iShares iBoxx $ High Yield Corporate Bond ETF	50,814
2,300	iShares US Preferred Stock ETF	91,747
1,200	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	121,404
200	PIMCO Total Return Active Exchange-Traded Fund	21,474
1,400	SPDR Barclays High Yield Bond ETF	49,980
1,900	SPDR Barclays Short Term High Yield Bond ETF	51,281
400	SPDR Doubleline Total Return Tactical ETF	19,968
4,000	VanEck Vectors Fallen Angel High Yield Bond ETF	111,400
1,000	Vanguard Total International Bond ETF	55,700
		644,897
	EQUITY FUNDS - 56.9%
8,100	Alerian MLP ETF	103,032
1,300	Consumer Discretionary Select Sector SPDR Fund	101,465
1,900	Consumer Staples Select Sector SPDR Fund	104,785
1,800	Industrial Select Sector SPDR Fund	100,728
14,600	iShares Mortgage Real Estate Capped ETF	149,796
5,600	iShares MSCI Emerging Markets ETF	192,416
900	iShares Russell Mid-Cap Growth ETF	84,222
500	iShares S&P Mid-Cap 400 Growth ETF	84,555
3,300	JPMorgan Alerian MLP Index ETN	105,039
1,500	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	41,220
1,200	PowerShares S&P 500 High Dividend Low Volatility Portfolio	45,900
1,100	Schwab US Dividend Equity ETF	45,584
800	SPDR Dow Jones Industrial Average ETF Trust	143,264
2,600	SPDR S&P Dividend ETF	218,192
700	SPDR S&P500 ETF Trust	146,671
50	Technology Select Sector SPDR Fund	2,168
4,300	VanEck Vectors Gold Miners ETF	119,110
800	Vanguard Consumer Staples ETF	112,968
500	Vanguard Dividend Appreciation ETF	41,625
800	Vanguard Telecommunications Services ETF	78,720
1,000	Vanguard Utilities ETF	114,500
1,500	WisdomTree U.S. Quality Dividend Growth Fund	47,370
		2,183,330

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,838,095)	2,980,051

	OPEN ENDED FUND - 0.1%
	EQUITY FUND - 0.1%
70	T Rowe Price Blue Chip Growth Fund, Inc. - Retail Class (Cost - $5,000)	4,752

	TOTAL INVESTMENTS - 90.2% (Cost $3,304,181) (a)	$ 3,461,536
	OTHER ASSETS LESS LIABILITIES - 9.8%	374,191
	NET ASSETS - 100.0%	$ 3,835,727

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
*	Non income producing.
ETF	Exchange Traded Funds.
ETN	Exchange Traded Note.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,304,181 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 160,068
		Unrealized Depreciation:	(2,713)
		Net Unrealized Appreciation:	$ 157,355

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund in preparation of each Fund's financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – equity each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 831,432	$ -	$ -	$ 831,432
Exchange Traded Funds	6,415,453	-	-	6,415,453
Open Ended	9,870	-	-	9,870
Total	$ 7,256,755	$ -	$ -	$ 7,256,755

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 476,733	$ -	$ -	$ 476,733
Exchange Traded Funds	2,980,051	-	-	2,980,051
Open Ended	4,752	-	-	4,752
Total	$ 3,461,536	$ -	$ -	$ 3,461,536
* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 08/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer/President

Date 08/28/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 08/28/2016